Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund II
Entity Central Index Key	0000890540
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000015937
Shareholder Report [Line Items]
Fund Name	Champlain Small Company Fund
Class Name	Advisor Shares
Trading Symbol	CIPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Advisor Shares of the Champlain Small Company Fund (the "Fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://cipvt.com/documents/. You can also request this information by contacting us at 1-866-773-3238.
Additional Information Phone Number	1-866-773-3238
Additional Information Website	https://cipvt.com/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Champlain Small Company Fund, Advisor Shares	$133	1.24%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Champlain Small Company Fund (Advisor Shares) returned 13.72% for the year-to-date period ending December 31, 2024, which was ahead of the 11.54% return for Russell 2000 Index and trailed the 23.81% return for the Russell 3000 Index.

Absolute returns and relative outperformance versus the Russell 2000 Index were driven by this Fund’s financial holdings due to strong stock selection in insurance, banks, and the capital markets industry. Late in the year, the election of a new president and political administration initially prompted a strong positive reaction from financial sector stocks, which are expected to benefit from lower regulatory burdens, an improved M&A landscape, and possibly even lower corporate taxes. In aggregate, this Fund’s consumer holdings underperformed those of the Russell 2000 Index as weak selection in staples offset the positive allocation effect from being overweight staples and strong selection in discretionary. In staples, MGP Ingredients declined nearly 60% in 2024 due to challenges and unpredictability in the spirits segment. After consumers and distributors loaded up on inventory during and immediately after the pandemic, demand quickly slowed when inflation spiked. The Fund’s industrials and materials holdings outperformed as strong performance in materials outweighed weaker results in industrials. Our process-based exclusion of the more cyclical industries in these sectors, particularly construction & engineering and aerospace & defense, has been a persistent headwind all year. In the technology sector stock selection in the software industry was weak. Additionally, our lack of exposure to Super Micro Computer and MicroStrategy Incorporated was a notable relative performance headwind. Conversely, Pure Storage was this Fund’s top absolute and relative contributor as shares rose by over 70% during the year. In health care, this Fund’s holdings underperformed as stock selection in the equipment & supplies industry was a meaningful detractor. Neogen and CONMED were each among the Fund’s largest absolute and relative detractors for the period. Neogen has seen subpar growth due to their food safety customers’ lower volumes while the company’s acquisition of 3M’s food safety business two years ago led to integration challenges and some lost market share. CONMED has been facing competitive products that investors are currently worried about, but we believe the competitive risks are manageable and are incorporated into our Fair Value estimate.

Small cap stocks seem relatively attractive compared to large cap companies, especially high-quality small cap companies such as those owned by this Fund that do not face a meaningful debt refunding burden or tough comparison to prior results that were substantially aided by unprecedented stimulus tailwinds.

Champlain’s investment team is committed to a Scout’s Mindset that will react to new information in a manner that aims to prevent mistakes and losses from overwhelming the expected favorable relative returns our investment process is likely to produce over time.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Champlain Small Company Fund, Advisor Shares - $26426	Russell 3000 Index (USD)* - $35006	Russell 2000 Index (USD) - $22964
Jul/14	$10000	$10000	$10000
Jul/15	$11304	$11128	$11203
Jul/16	$12059	$11623	$11203
Jul/17	$14582	$13498	$13270
Jul/18	$17489	$15711	$15756
Jul/19	$17718	$16819	$15060
Jul/20	$17951	$18657	$14369
Dec/20	$22901	$22111	$19274
Dec/21	$25745	$27785	$22130
Dec/22	$20384	$22448	$17608
Dec/23	$23238	$28275	$20588
Dec/24	$26426	$35006	$22964

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Champlain Small Company Fund, Advisor Shares	13.72%	7.45%	9.26%
Russell 3000 Index (USD)*	23.81%	13.86%	12.55%
Russell 2000 Index (USD)	11.54%	7.40%	7.82%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 2,005,088,857
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 18,467,579
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,005,088,857	78	$18,467,579	44%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Materials	1.7%
Cash Equivalents	3.9%
Consumer Discretionary	5.5%
Consumer Staples	13.3%
Financials	17.2%
Health Care	18.4%
Information Technology	19.8%
Industrials	20.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Pure Storage, Cl A	2.5%
ESCO Technologies	2.4%
Simply Good Foods	2.3%
Penumbra	2.2%
MSA Safety	2.1%
Cullen/Frost Bankers	2.1%
John Bean Technologies	2.1%
Smartsheet, Cl A	2.1%
elf Beauty	2.0%
ServisFirst Bancshares	2.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-773-3238
Updated Prospectus Web Address	https://cipvt.com/documents/
C000173316
Shareholder Report [Line Items]
Fund Name	Champlain Small Company Fund
Class Name	Institutional Shares
Trading Symbol	CIPNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Shares of the Champlain Small Company Fund (the "Fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://cipvt.com/documents/. You can also request this information by contacting us at 1-866-773-3238.
Additional Information Phone Number	1-866-773-3238
Additional Information Website	https://cipvt.com/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Champlain Small Company Fund, Institutional Shares	$106	0.99%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Champlain Small Company Fund (Institutional Shares) returned 14.01% for the year-to-date period ending December 31, 2024, which was ahead of the 11.54% return for Russell 2000 Index and trailed the 23.81% return for the Russell 3000 Index.

Absolute returns and relative outperformance versus the Russell 2000 Index were driven by this Fund’s financial holdings due to strong stock selection in insurance, banks, and the capital markets industry. Late in the year, the election of a new president and political administration initially prompted a strong positive reaction from financial sector stocks, which are expected to benefit from lower regulatory burdens, an improved M&A landscape, and possibly even lower corporate taxes. In aggregate, this Fund’s consumer holdings underperformed those of the Russell 2000 Index as weak staples offset the positive allocation effect from being overweight staples and strong selection in discretionary. In staples, MGP Ingredients declined nearly 60% in 2024 due to challenges and unpredictability in the spirits segment. After consumers and distributors loaded up on inventory during and immediately after the pandemic, demand quickly slowed when inflation spiked. The Fund’s industrials and materials holdings outperformed as strong performance in materials outweighed weaker results in industrials. Our process-based exclusion of the more cyclical industries in these sectors, particularly construction & engineering and aerospace & defense, has been a persistent headwind all year. In the technology sector stock selection in the software industry was weak. Additionally, our lack of exposure to Super Micro Computer and MicroStrategy Incorporated was a notable relative performance headwind. Conversely, Pure Storage was this Fund’s top absolute and relative contributor as shares rose by over 70% during the year. In health care, this Fund’s holdings underperformed as stock selection in the equipment & supplies industry was a meaningful detractor. Neogen and CONMED were each among the Fund’s largest absolute and relative detractors for the period. Neogen has seen subpar growth due to their food safety customers’ lower volumes while the company’s acquisition of 3M’s food safety business two years ago led to integration challenges and some lost market share. CONMED has been facing competitive products that investors are currently worried about, but we believe the competitive risks are manageable and are incorporated into our Fair Value estimate.

Small cap stocks seem relatively attractive compared to large cap companies, especially high-quality small cap companies such as those owned by this Fund that do not face a meaningful debt refunding burden or tough comparison to prior results that were substantially aided by unprecedented stimulus tailwinds.

Champlain’s investment team is committed to a Scout’s Mindset that will react to new information in a manner that aims to prevent mistakes and losses from overwhelming the expected favorable relative returns our investment process is likely to produce over time.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Champlain Small Company Fund, Institutional Shares - $2162513	Russell 3000 Index (USD)* - $3004147	Russell 2000 Index (USD) - $2014187
Aug/16	$1000000	$1000000	$1000000
Jul/17	$1171674	$1158395	$1163955
Jul/18	$1408712	$1348286	$1381997
Jul/19	$1430398	$1443339	$1320932
Jul/20	$1452618	$1601091	$1260302
Dec/20	$1855192	$1897477	$1690549
Dec/21	$2091170	$2384390	$1941071
Dec/22	$1659882	$1926422	$1544385
Dec/23	$1896849	$2426460	$1805833
Dec/24	$2162513	$3004147	$2014187

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Champlain Small Company Fund, Institutional Shares	14.01%	7.72%	9.69%
Russell 3000 Index (USD)*	23.81%	13.86%	14.10%
Russell 2000 Index (USD)	11.54%	7.40%	8.76%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 2,005,088,857
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 18,467,579
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,005,088,857	78	$18,467,579	44%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Materials	1.7%
Cash Equivalents	3.9%
Consumer Discretionary	5.5%
Consumer Staples	13.3%
Financials	17.2%
Health Care	18.4%
Information Technology	19.8%
Industrials	20.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Pure Storage, Cl A	2.5%
ESCO Technologies	2.4%
Simply Good Foods	2.3%
Penumbra	2.2%
MSA Safety	2.1%
Cullen/Frost Bankers	2.1%
John Bean Technologies	2.1%
Smartsheet, Cl A	2.1%
elf Beauty	2.0%
ServisFirst Bancshares	2.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-773-3238
Updated Prospectus Web Address	https://cipvt.com/documents/
C000065363
Shareholder Report [Line Items]
Fund Name	Champlain Mid Cap Fund
Class Name	Advisor Shares
Trading Symbol	CIPMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Advisor Shares of the Champlain Mid Cap Fund (the "Fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://cipvt.com/documents/. You can also request this information by contacting us at 1-866-773-3238.
Additional Information Phone Number	1-866-773-3238
Additional Information Website	https://cipvt.com/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Champlain Mid Cap Fund, Advisor Shares	$112	1.09%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Champlain Mid Cap Fund (Advisor Shares) returned 5.96% for the year-to-date period ending December 31, 2024, which trailed the 15.34% return for Russell Midcap Index and the 23.81% return for the Russell 3000 Index.

The Fund’s health care holdings underperformed the Russell Midcap Index due to the overweight of, and stock selection within equipment & supplies. Despite shares rebounding somewhat in the fourth quarter, DexCom was this Fund’s largest absolute detractor. Shares have been pressured from uncertainty surrounding the market opportunity and pricing strategy for its over-the-counter continuous glucose monitor device. The company also reduced guidance in the third quarter, which surprised investors. The Fund’s information technology holdings underperformed during the period as the positive allocation effect from the overweight of the software industry was not enough to offset weak selection in the same industry. Much of the weakness in software was due to the Fund’s lack of exposure to Palantir Technologies (+340%) and AppLovin (+712%). In industrials, this Fund’s holdings trailed those of the benchmark as stock selection in machinery was weak. The process-based exclusion of the more cyclical industries in this sector, particularly airlines and construction & engineering, was also a persistent headwind. Conversely, the lack of exposure to the materials sector was a notable tailwind. The Fund’s consumer holdings underperformed in 2024 due to our perennial overweight of staples and stock selection in discretionary. Brown-Forman was among the Fund’s largest absolute and relative detractors; shares fell by 32% during the year as the company contends with both sluggish demand from the whiskey category and the whiskey-specific risk from potential tariffs. In financials, this Fund’s holdings modestly outperformed those of the Russell Midcap Index due to the overweight of the insurance industry and our position in Toast. Toast reported a meaningful improvement in profitability and guided to strong margins going forward, announced a $250 million share repurchase program, and committed to lower stock compensation expenses. The outcome of the U.S. election in November initiated a strong positive reaction from financial stocks, which are expected to benefit from lowered regulatory burdens, an improved M&A landscape, and possibly even lower corporate taxes. As a result, the Fund’s lack of exposure to consumer finance, asset management and investment banking was a relative headwind.

Mid cap stocks seem relatively attractive compared to large cap companies, especially high-quality mid cap companies such as those owned by this Fund that do not face a meaningful debt refunding burden or tough comparison to prior results that were substantially aided by unprecedented stimulus tailwinds.

Champlain’s investment team is committed to a Scout’s Mindset that will react to new information in a manner that aims to prevent mistakes and losses from overwhelming the expected favorable relative returns our investment process is likely to produce over time.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Champlain Mid Cap Fund, Advisor Shares - $28460	Russell 3000 Index (USD)* - $35006	Russell Midcap Index (USD) - $26913
Jul/14	$10000	$10000	$10000
Jul/15	$11065	$11128	$11069
Jul/16	$11974	$11623	$11554
Jul/17	$13993	$13498	$13060
Jul/18	$16649	$15711	$14817
Jul/19	$19004	$16819	$15811
Jul/20	$21163	$18657	$16134
Dec/20	$25428	$22111	$19637
Dec/21	$31685	$27785	$24072
Dec/22	$23285	$22448	$19904
Dec/23	$26860	$28275	$23333
Dec/24	$28460	$35006	$26913

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Champlain Mid Cap Fund, Advisor Shares	5.96%	7.62%	10.42%
Russell 3000 Index (USD)*	23.81%	13.86%	12.55%
Russell Midcap Index (USD)	15.34%	9.92%	9.63%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 4,843,510,607
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 38,058,992
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$4,843,510,607	70	$38,058,992	41%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalents	1.3%
Consumer Discretionary	5.6%
Consumer Staples	13.5%
Financials	13.7%
Health Care	20.7%
Industrials	22.1%
Information Technology	23.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Everest Group	3.0%
Fortive	2.5%
AMETEK	2.5%
Okta, Cl A	2.4%
Workday, Cl A	2.4%
Ulta Beauty	2.3%
Rockwell Automation	2.3%
IDEX	2.3%
Cullen/Frost Bankers	2.3%
Penumbra	2.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-773-3238
Updated Prospectus Web Address	https://cipvt.com/documents/
C000096284
Shareholder Report [Line Items]
Fund Name	Champlain Mid Cap Fund
Class Name	Institutional Shares
Trading Symbol	CIPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Shares of the Champlain Mid Cap Fund (the "Fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://cipvt.com/documents/. You can also request this information by contacting us at 1-866-773-3238.
Additional Information Phone Number	1-866-773-3238
Additional Information Website	https://cipvt.com/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Champlain Mid Cap Fund, Institutional Shares	$87	0.84%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Champlain Mid Cap Fund (Institutional Shares) returned 6.19% for the year-to-date period ending December 31, 2024, which trailed the 15.34% return for Russell Midcap Index and the 23.81% return for the Russell 3000 Index.

The Fund’s health care holdings underperformed the Russell Midcap Index due to the overweight of, and stock selection within equipment & supplies. Despite shares rebounding somewhat in the fourth quarter, DexCom was this Fund’s largest absolute detractor. Shares have been pressured from uncertainty surrounding the market opportunity and pricing strategy for its over-the-counter continuous glucose monitor device. The company also reduced guidance in the third quarter, which surprised investors. The Fund’s information technology holdings underperformed during the period as the positive allocation effect from the overweight of the software industry was not enough to offset weak selection in the same industry. Much of the weakness in software was due to the Fund’s lack of exposure to Palantir Technologies (+340%) and AppLovin (+712%). In industrials, this Fund’s holdings trailed those of the benchmark as stock selection in machinery was weak. The process-based exclusion of the more cyclical industries in this sector, particularly airlines and construction & engineering, was also a persistent headwind. Conversely, the lack of exposure to the materials sector was a notable tailwind. The Fund’s consumer holdings underperformed in 2024 due to our perennial overweight of staples and stock selection in discretionary. Brown-Forman was among the Fund’s largest absolute and relative detractors; shares fell by 32% during the year as the company contends with both sluggish demand from the whiskey category and the whiskey-specific risk from potential tariffs. In financials, this Fund’s holdings modestly outperformed those of the Russell Midcap Index due to the overweight of the insurance industry and our position in Toast. Toast reported a meaningful improvement in profitability and guided to strong margins going forward, announced a $250 million share repurchase program, and committed to lower stock compensation expenses. The outcome of the U.S. election in November initiated a strong positive reaction from financial stocks, which are expected to benefit from lowered regulatory burdens, an improved M&A landscape, and possibly even lower corporate taxes. As a result, the Fund’s lack of exposure to consumer finance, asset management and investment banking was a relative headwind.

Mid cap stocks seem relatively attractive compared to large cap companies, especially high-quality mid cap companies such as those owned by this Fund that do not face a meaningful debt refunding burden or tough comparison to prior results that were substantially aided by unprecedented stimulus tailwinds.

Champlain’s investment team is committed to a Scout’s Mindset that will react to new information in a manner that aims to prevent mistakes and losses from overwhelming the expected favorable relative returns our investment process is likely to produce over time.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Champlain Mid Cap Fund, Institutional Shares - $2919907	Russell 3000 Index (USD)* - $3500642	Russell Midcap Index (USD) - $2691290
Jul/14	$1000000	$1000000	$1000000
Jul/15	$1109141	$1112841	$1106939
Jul/16	$1202917	$1162305	$1155364
Jul/17	$1409508	$1349843	$1306002
Jul/18	$1680190	$1571117	$1481709
Jul/19	$1922655	$1681880	$1581078
Jul/20	$2147612	$1865704	$1613388
Dec/20	$2582570	$2211073	$1963713
Dec/21	$3225533	$2778459	$2407200
Dec/22	$2377346	$2244802	$1990390
Dec/23	$2749574	$2827482	$2333278
Dec/24	$2919907	$3500642	$2691290

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Champlain Mid Cap Fund, Institutional Shares	6.19%	7.90%	10.70%
Russell 3000 Index (USD)*	23.81%	13.86%	12.55%
Russell Midcap Index (USD)	15.34%	9.92%	9.63%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 4,843,510,607
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 38,058,992
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$4,843,510,607	70	$38,058,992	41%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalents	1.3%
Consumer Discretionary	5.6%
Consumer Staples	13.5%
Financials	13.7%
Health Care	20.7%
Industrials	22.1%
Information Technology	23.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Everest Group	3.0%
Fortive	2.5%
AMETEK	2.5%
Okta, Cl A	2.4%
Workday, Cl A	2.4%
Ulta Beauty	2.3%
Rockwell Automation	2.3%
IDEX	2.3%
Cullen/Frost Bankers	2.3%
Penumbra	2.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-773-3238
Updated Prospectus Web Address	https://cipvt.com/documents/
C000245657
Shareholder Report [Line Items]
Fund Name	Champlain Strategic Focus Fund
Class Name	Institutional Shares
Trading Symbol	CIPTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Shares of the Champlain Strategic Focus Fund (the "Fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://cipvt.com/documents/. You can also request this information by contacting us at 1-866-773-3238.
Additional Information Phone Number	1-866-773-3238
Additional Information Website	https://cipvt.com/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Champlain Strategic Focus Fund, Institutional Shares	$87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Champlain Strategic Focus Fund (Institutional Shares) returned 4.40% for the year-to-date period ending December 31, 2024, which trailed the 22.10% return for Russell Midcap Growth Index and the 23.81% return for the Russell 3000 Index.

This fund’s information technology holdings underperformed versus the Russell Midcap Growth Index due to stock selection in software and IT services. While Fund holdings MongoDB, Okta, and Zscaler all lagged materially, much of this sector’s underperformance was due to strong returns from two companies that this Fund does not hold – Palantir Technologies (+340%) and AppLovin (+712%). The Fund’s lack of exposure to semiconductors was helpful; and Pure Storage was the Fund’s top absolute and relative contributor by a considerable margin. In industrials, the Fund’s holdings underperformed due to the overweight of machinery and stock selection in electrical equipment. Rockwell Automation and Fortive each detracted on a relative basis. The Fund’s lack of exposure to the aerospace & defense and construction & engineering industries also detracted on a relative basis. In health care, this Fund’s overweight of the life sciences tools & services industry along with stock selection in equipment & supplies drove underperformance. DexCom was the Fund’s largest detractor on an absolute and relative return basis. Shares have been pressured from uncertainty surrounding the market opportunity and pricing strategy for its over-the-counter continuous glucose monitor device. The company also reduced guidance in the third quarter, which surprised investors. The Fund’s financial holdings underperformed during the period, driven by stock selection in insurance and the Fund’s underweight of the financial services and capital markets industries. Within insurance, Everest Group was the primary driver of underperformance as the company lagged both industry peers and the broader market as investors grappled with the increasing likelihood of a fourth quarter casualty insurance reserve charge, following an in-depth reserve audit. Finally, the Fund’s consumer holdings outperformed as the overweight of discretionary and underweight of staples both benefited relative returns. Tractor Supply was the top performing stock in the sector and we sold the position in November as shares traded within proximity of our estimate of Fair Value. Cosmetic retailer, Ulta Beauty, had a nice recovery in the fourth quarter as early reads on holiday spending appear better than feared. We are likely past the worst of the competitive pressures from Sephora rolling out at almost 1,000 Kohl’s and appreciate management’s continued use of excess cash flow to buy back almost $1 billion in stock annually.

Champlain’s investment team is committed to a Scout’s Mindset that will react to new information in a manner that aims to prevent mistakes and losses from overwhelming the expected favorable relative returns our investment process is likely to produce over time.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Champlain Strategic Focus Fund, Institutional Shares - $1184887	Russell 3000 Index (USD)* - $1364917	Russell Midcap Growth Index (TR) (USD) - $1387981
Oct/23	$1000000	$1000000	$1000000
Dec/23	$1135000	$1102449	$1136729
Dec/24	$1184887	$1364917	$1387981

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Champlain Strategic Focus Fund, Institutional Shares	4.40%	15.04%
Russell 3000 Index (USD)*	23.81%	29.29%
Russell Midcap Growth Index (TR) (USD)	22.10%	31.09%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 3,132,217
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,132,217	27	$-	30%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	1.2%
Consumer Discretionary	3.8%
Consumer Staples	4.1%
Financials	9.9%
Health Care	21.4%
Industrials	22.1%
Information Technology	36.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Pure Storage, Cl A	8.1%
Fortive	6.1%
Workday, Cl A	5.5%
Rockwell Automation	5.3%
Veeva Systems, Cl A	5.2%
Mettler Toledo International	4.9%
Bio-Techne	4.5%
AMETEK	4.5%
Synopsys	4.3%
IDEX	4.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-773-3238
Updated Prospectus Web Address	https://cipvt.com/documents/